Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance, cost	$ 32,090
Balance, Net Book Value	220,048
Depreciation	(12,392)	$ (6,390)	$ (5,744)
Balance, cost	189,220	32,090
Balance, Net Book Value	366,842	220,048
Vessels [Member]
Balance, cost	196,784	164,694
Balance, Accumulated Depreciation	(16,149)	(9,759)
Balance, Net Book Value	180,635	154,935
— Transferred from advances for vessels acquisitions / under construction	189,220	32,090
Depreciation	(12,392)	(6,390)
— Acquisitions	51,940
— Impairment	(22,254)
— Impairment	9,944
— Impairment	(12,310)
— Transferred to Assets held for sale	(43,147)
Balance, cost	372,543	196,784	164,694
Balance, Accumulated Depreciation	(18,597)	(16,149)	(9,759)
Balance, Net Book Value	$ 353,946	$ 180,635	$ 154,935